Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	31,500,000	425,000,000
Common stock, shares issued (in shares)	9,927,112	125,680,100
Common stock, shares outstanding (in shares)	9,927,112	125,680,100
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000
Preferred stock, shares issued (in shares)	29,038
Preferred stock, shares outstanding (in shares)	29,038
Preferred stock, liquidation value	$ 29,038,000
Predecessor [Member]
Temporary equity, shares issued (in shares)		909,091
Temporary equity, shares outstanding (in shares)		909,091
Common stock, shares authorized (in shares)		425,000,000